Prepayments and other non-current assets	12 Months Ended
Dec. 31, 2024
Prepayments and other non-current assets
Prepayments and other non-current assets

14.Prepayments and other non-current assets

	December 31,
	2023	2024
	RMB	RMB
Interest receivables	78,440	74,656
Prepayments to vendors and content providers	58,023	47,333
Refundable lease deposits	6,895	6,109
Others	762	164
Total	144,120	128,262